Wells Fargo Funds Management, LLC
 525 Market Street, 12th Floor
 San Francisco, CA 94105

November 1, 2018

Via EDGAR

EDGAR Operations Branch
 Division of Investment Management
 Securities and Exchange Commission
 450 Fifth Street, NW
 Washington, DC 20549

Re: Wells Fargo Funds Trust (the "Trust")
 Post-Effective Amendment No. 595 to Registration Statement
 No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby submits for filing the Class A and Class C Prospectus for the Fund listed in Exhibit A.

This 497(c) filing is being filed to reflect a non-material change to the Class A and Class C Prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment 607 to Registration Statement No. 333-74295/811-09253) (the "Amendment") relating to the Funds. The text of the Amendment was filed electronically via EDGAR on October 24, 2018.

If you have any questions or would like further information, please call Maureen Towle at (617) 377-7059.

Sincerely,

/s/ Maureen Towle

Maureen Towle

Senior Counsel

Exhibit A

Funds Trust

Wells Fargo California Limited-Term Tax-Free Fund
 Wells Fargo California Tax-Free Fund
 Wells Fargo Colorado Tax-Free Fund
 Wells Fargo High Yield Municipal Bond Fund
 Wells Fargo Intermediate Tax/AMT-Free Fund
 Wells Fargo Minnesota Tax-Free Fund
 Wells Fargo Municipal Bond Fund
 Wells Fargo North Carolina Tax-Free Fund
 Wells Fargo Pennsylvania Tax-Free Fund
 Wells Fargo Short-Term Municipal Bond Fund
 Wells Fargo Strategic Municipal Bond Fund
 Wells Fargo Ultra Short-Term Municipal Income Fund
 Wells Fargo Wisconsin Tax-Free Fund